PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 9: -	PROPERTY, PLANT AND EQUIPMENT, NET

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2025	$5,432	$2,327	$359	$13,097	$21,215
Additions	2	9	4	-	15
Impairment loss (*)	(362)	(40)	(14)	(175)	(591)
Deductions	(1,237)	(28)	-	(3)	(1,268)

Balance on December 31, 2025	3,835	2,268	349	12,919	19,371

Accumulated Depreciation:

Balance on January 1, 2025	4,565	2,057	218	12,571	19,411
Depreciation	252	191	17	131	591
Impairment loss (*)	(201)	(34)	(7)	(94)	(336)
Deductions	(1,081)	(23)	-	(3)	(1,107)

Balance on December 31, 2025	3,535	2,191	228	12,605	18,559

Depreciated cost on December 31, 2025	$300	$77	$121	$314	$812

(*) As of December 31, 2025 an impairment loss was recognized to write down the property, plant and equipment, net, in Biomica Ltd. and Lavie Bio Ltd. to their recoverable amount, as the assets are not expected to generate future economic benefits.

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total

Cost:

Balance on January 1, 2024	$4,994	$2,219	$326	$14,032	$21,571
Additions	439	112	37	124	712
Deductions	(1)	(4)	(4)	(1,059)	(1,068)

Balance on December 31, 2024	5,432	2,327	359	13,097	21,215

Accumulated Depreciation:

Balance on January 1, 2024	4,282	1,814	203	12,817	19,116
Depreciation	284	247	18	164	713
Deductions	(1)	(4)	(3)	(410)	(418)

Balance on December 31, 2024	4,565	2,057	218	12,571	19,411

Depreciated cost on December 31, 2024	$867	$270	$141	$526	$1,804

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were approximately $591, $713 and $842, respectively. Depreciation expenses attributable to Lavie Bio Ltd.’s discontinued operations for those periods are presented within income (loss) from discontinued operations, net, in the consolidated statements of profit or loss.